WARRANTS (Details) - $ / shares	3 Months Ended			9 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Number of Warrants, Outstanding and exercisable, Beginning balance	17,900,288	18,049,075	0	10,823,450
Number of Warrants, Issued		18,049,075	10,823,450	7,225,625
Number of Warrants, Exercised	(262,045)	(148,787)
Number of Warrants, Outstanding and exercisable, Ending balance	17,638,243	17,900,288	10,823,450	18,049,075
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance	$ 1.35	$ 1.35	$ 0	$ 1.35
Weighted-Average Exercise Price, Issued		1.35	1.35	1.35
Weighted-Average Exercise Price, Exercised	(0.80)	(0.80)
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 1.36	$ 1.35	$ 1.35	$ 1.35